Award Timing Disclosure		12 Months Ended
		Dec. 31, 2025	Mar. 10, 2025 USD ($) shares $ / shares
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Equity Grant Practices

The Compensation and Talent Committee generally approves the target value of annual equity awards for the company’s executive officers, including each of the Named Executive Officers, at its regularly scheduled meeting in late January or early February of each year, with a grant date to be effective on March 10th, which is generally following the filing of our Annual Report on Form 10-K for the prior year. Annual equity awards to other company employees are typically approved by our CEO with a grant date of March 10th as well. Additionally, employees may enroll to purchase shares of the company’s common stock under the terms of the Gilead Sciences, Inc. Employee Stock Purchase Plan, with purchase dates generally in February and August of each year. In special circumstances, including the hiring or promotion of an individual or where the Committee or its authorized delegate determines it is in the best interest of the company, the Committee or its delegate may approve grants throughout the year, with such grants effective on the 10th day of the applicable calendar month or at other times determined to be appropriate. The company may change these practices in the future. The company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Consistent with the above-described practice, on March 10, 2025, the Committee granted our Named Executive Officers annual equity awards including stock options, restricted stock units and performance shares. This pre-approved grant was made two days before Gilead filed a Form 8-K disclosing that Sandra Patterson, the company’s then Senior Vice President, Corporate Controller and Chief Accounting Officer and principal accounting officer, had decided to leave the company, and that the Board had appointed Diane E. Wilfong as the company’s interim Corporate Controller and Chief Accounting Officer, and designated her as the interim principal accounting officer, effective immediately.

Due to this Form 8-K event, as required by SEC rules, the table below sets forth certain information about the annual stock option grants made to our Named Executive Officers.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award	Percentage Change in the Closing Market
Price of the Securities Underlying the
Award Between the Trading Day Ending
Immediately Prior to the Disclosure of
Material Nonpublic Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
					Nonpublic Information(1)
Daniel P. O’Day	March 10, 2025	169,690	$117.21	$4,500,060	(0.94)%
Andrew D. Dickinson	March 10, 2025	49,020	$117.21	$1,299,976	(0.94)%
Johanna Mercier	March 10, 2025	49,020	$117.21	$1,299,976	(0.94)%
Dietmar Berger, M.D., Ph.D.	March 10, 2025	37,710	$117.21	$1,000,043	(0.94)%
Deborah H. Telman	March 10, 2025	33,940	$117.21	$900,065	(0.94)%

(1)	Reflects the percentage change in the closing market price of our common stock between the trading day ending immediately prior to the Form 8-K filing ($114.43 on March 11, 2025) and the trading day beginning immediately following the disclosure of material nonpublic information ($113.35 on March 13, 2025).

Award Timing Method		The Compensation and Talent Committee generally approves the target value of annual equity awards for the company’s executive officers, including each of the Named Executive Officers, at its regularly scheduled meeting in late January or early February of each year, with a grant date to be effective on March 10th, which is generally following the filing of our Annual Report on Form 10-K for the prior year. Annual equity awards to other company employees are typically approved by our CEO with a grant date of March 10th as well. Additionally, employees may enroll to purchase shares of the company’s common stock under the terms of the Gilead Sciences, Inc. Employee Stock Purchase Plan, with purchase dates generally in February and August of each year. In special circumstances, including the hiring or promotion of an individual or where the Committee or its authorized delegate determines it is in the best interest of the company, the Committee or its delegate may approve grants throughout the year, with such grants effective on the 10th day of the applicable calendar month or at other times determined to be appropriate. The company may change these practices in the future. The company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined		true
Award Timing, How MNPI Considered		The company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value		false
Awards Close in Time to MNPI Disclosures, Table

Due to this Form 8-K event, as required by SEC rules, the table below sets forth certain information about the annual stock option grants made to our Named Executive Officers.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award	Percentage Change in the Closing Market
Price of the Securities Underlying the
Award Between the Trading Day Ending
Immediately Prior to the Disclosure of
Material Nonpublic Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
					Nonpublic Information(1)
Daniel P. O’Day	March 10, 2025	169,690	$117.21	$4,500,060	(0.94)%
Andrew D. Dickinson	March 10, 2025	49,020	$117.21	$1,299,976	(0.94)%
Johanna Mercier	March 10, 2025	49,020	$117.21	$1,299,976	(0.94)%
Dietmar Berger, M.D., Ph.D.	March 10, 2025	37,710	$117.21	$1,000,043	(0.94)%
Deborah H. Telman	March 10, 2025	33,940	$117.21	$900,065	(0.94)%

(1)	Reflects the percentage change in the closing market price of our common stock between the trading day ending immediately prior to the Form 8-K filing ($114.43 on March 11, 2025) and the trading day beginning immediately following the disclosure of material nonpublic information ($113.35 on March 13, 2025).

Daniel P. O’Day [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name			Daniel P. O’Day
Award Underlying Securities Amount | shares			169,690
Award Exercise Price | $ / shares			$ 117.21
Award Grant Date Fair Value | $			$ 4,500,060
Underlying Security Market Price Change, Percent	[1]		(0.0094)
Andrew D. Dickinson [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name			Andrew D. Dickinson
Award Underlying Securities Amount | shares			49,020
Award Exercise Price | $ / shares			$ 117.21
Award Grant Date Fair Value | $			$ 1,299,976
Underlying Security Market Price Change, Percent	[1]		(0.0094)
Johanna Mercier [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name			Johanna Mercier
Award Underlying Securities Amount | shares			49,020
Award Exercise Price | $ / shares			$ 117.21
Award Grant Date Fair Value | $			$ 1,299,976
Underlying Security Market Price Change, Percent	[1]		(0.0094)
Dietmar Berger, M.D., Ph.D. [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name			Dietmar Berger, M.D., Ph.D.
Award Underlying Securities Amount | shares			37,710
Award Exercise Price | $ / shares			$ 117.21
Award Grant Date Fair Value | $			$ 1,000,043
Underlying Security Market Price Change, Percent	[1]		(0.0094)
Deborah H. Telman [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name			Deborah H. Telman
Award Underlying Securities Amount | shares			33,940
Award Exercise Price | $ / shares			$ 117.21
Award Grant Date Fair Value | $			$ 900,065
Underlying Security Market Price Change, Percent	[1]		(0.0094)

[1]	Reflects the percentage change in the closing market price of our common stock between the trading day ending immediately prior to the Form 8-K filing ($114.43 on March 11, 2025) and the trading day beginning immediately following the disclosure of material nonpublic information ($113.35 on March 13, 2025).